Condensed Consolidated Cash Flow Statement (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) vessel
Statement of cash flows [abstract]
Capital increase	$ 19.3
Amount of non cash share issue	$ 17.0
Number of vessels acquired | vessel	1